NOTES PAYABLE	12 Months Ended
Dec. 31, 2011
Debt Disclosure [Abstract]
Short-term Debt [Text Block]

NOTE 7 – NOTES PAYABLE

On December 20, 2011, the Company signed a Note Purchase Agreement, with Dr. Samuel Herschkowitz. Pursuant to this agreement, Dr. Herschkowitz purchased a 20.0% note due June 20, 2012 in the principal amount of $225,000. The Company’s obligations under the note are secured by the grant of a security interest in substantially all tangible and intangible assets of the Company. The Company issued to Dr. Herschkowitz an equity bonus consisting of 1,546,667 shares of common stock. An additional 7,500,000 shares are required to be transferred to Dr. Herschkowitz upon the occurrence of an event of default on the note.

As long as any amount payable under the note remains outstanding, Dr. Herschkowitz or his designee is entitled to appoint a special advisor to the Company’s Board of Directors, who will be appointed as a member of the Board upon request. Pursuant to this authority, Josh Kornberg was appointed to the Board on March 9, 2012.